Nature of business (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Accumulated deficit			$ (166,750,621)		$ (157,908,160)
Net loss			(9,459,251)	$ 16,579,022
Working capital surplus			$ 10,162,657		$ 6,519,739
FSD received common shares		200,000,000
Common share-split		2:1 share-split
Common shares issue		200,000,000
Acquired share percent		34.66%
Gross proceeds		$ 1,000,000
Distribution description	Company distributed 703,270 of its 3,076,923 shares of Celly to its shareholders.
Accrued interest rate	10.00%
Common shares deemed outstanding		25.00%
Celly Nutrition Corp. [Member]
Statement [Line Items]
Ownership percentage			24.15%		26.15%